TAXES ON INCOME - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 51,924	$ 50,551
Intra-entity transfer of certain intangible assets	17,252	18,986
Operating leases liabilities	22,878	22,454
Share based payments	38,206	28,721
Research and development costs	62,695	21,643
Reserves, allowances and other	54,774	47,405
Deferred tax assets before valuation allowance	247,729	189,760
Valuation allowance	(12,569)	(10,464)
Deferred tax assets	235,160	179,296
Deferred tax liabilities:
Acquired intangibles	(43,385)	(59,678)
Operating lease right-of-use assets	(20,160)	(19,001)
Acquired deferred revenue	(565)	(1,907)
Internal use software and other fixed assets	(24,766)	(16,835)
Prepaid compensation expenses	(36,724)	(30,788)
Debt	0	(2,937)
Other	(7)	(333)
Deferred tax liabilities	(125,607)	(131,479)
Deferred tax assets, net	109,553	47,817
Deferred tax assets	116,889	55,246
Deferred tax liabilities	$ (7,336)	$ (7,429)